OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE [Line Items]
Employees and payroll accruals	$ 463	$ 235
Accrued expenses	639	760
Accounts Payable, Other, Current	$ 1,102	$ 995